Bank Borrowings	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
Bank borrowings
9.	Bank borrowings

	Principal	Interest	Maturity	As of December 31,
Type	amount	rates	date	2023	2024
	HK	(per annum)		HK$	HK$	US$
Term loan I	4,000,000	3.125% to 3.625%	May 19, 2028	2,881,581	2,268,207	292,005
Term loan II	1,000,000	3.125% to 3.625%	March 14, 2029	886,248	729,946	93,972
Term loan III	1,000,000	3.125% to 3.625%	December 27, 2029	1,000,000	847,710	109,133
				4,767,829	3,845,863	495,110

The Group entered into several banking facilities (as renewed or supplemented where required) with a bank in Hong Kong. The portion of term loans due for repayment after one year is subject to repayment on demand clause and has been classified as current liabilities.

The term loans are secured by guarantees issued by The Hong Kong Mortgage Corporation Limited and personal guarantee by the ultimate beneficial shareholder.

The Group’s bank borrowings are all denominated in Hong Kong dollar.